Note 24 - Related Party Transactions (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating Leases, Rent Expense, Total	$ 76,893	$ 74,183
Revenue from Related Parties	3,509	585
Minority Shareholders of Subsidiaries [Member]
Operating Leases, Rent Expense, Total	$ 496	420
Lessee, Operating Lease, Term of Contract	10 years
Minority Shareholders of Subsidiaries [Member] | Maximum [Member]
Property Management Contract Term	3 years
Non-controlling Shareholders [Member]
Due from Related Parties, Total	$ 3,430	$ 6,465
Non-controlling Shareholders [Member] | Maximum [Member]
Related Party Transaction, Rate	4.00%
Non-controlling Shareholders [Member] | Minimum [Member]
Related Party Transaction, Rate	0.00%